Commitments and Contingencies	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

As of June 30, 2024, there is no operating lease commitments that are short-term lease commitments, nor leases that not have not yet commenced but that created significant rights and obligations for the Group, which are not included in right-of-use assets and lease liabilities.

Non-cancellable operating leases

The following table sets forth our contractual obligations as of June 30, 2024:

Lease Commitment
Within 1 year	8,388
1-2 years	17,946
over 2 years	3,996
Total	30,330

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of June 30,2024 and through the issuance date of these consolidated financial statements.